Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Property and Equipment, Net [Abstract]
Property and equipment, gross	$ 849,451	$ 1,006,429
Less: Accumulated depreciation	(780,234)	(911,916)
Property and equipment, net	69,217	94,513
Electronic equipment [Member]
Schedule of Property and Equipment, Net [Abstract]
Property and equipment, gross	570,540	728,532
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Abstract]
Property and equipment, gross	214,913	188,042
Office equipment [Member]
Schedule of Property and Equipment, Net [Abstract]
Property and equipment, gross	$ 63,998	$ 89,855